Segment information - Geographical area	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segment information - Geographical area

3.Segment information - Geographical area

Second Quarter	Asia Pacific Africa	The Americas	Europe	Total
Turnover (€ million)
2023	6,699	5,700	3,340	15,739
2024	6,732	5,924	3,435	16,091
Change (%)	0.5	3.9	2.9	2.2

First Half	Asia Pacific Africa	The Americas	Europe	Total
Turnover (€ million)
2023	13,421	10,956	6,051	30,428
2024	13,370	11,463	6,284	31,117
Change (%)	(0.4)	4.6	3.8	2.3